Portfolio of Investments
Columbia Contrarian Core Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 14.2%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	3,528,380	131,890,845
Verizon Communications, Inc.	1,355,393	81,648,874
Total		213,539,719
Entertainment 2.2%
Activision Blizzard, Inc.	2,317,985	127,095,118
Electronic Arts, Inc.(a)	867,485	87,624,660
Total		214,719,778
Interactive Media & Services 6.5%
Alphabet, Inc., Class A(a)	137,948	179,896,607
Alphabet, Inc., Class C(a)	169,447	221,121,557
Facebook, Inc., Class A(a)	1,248,520	251,751,573
Total		652,769,737
Media 2.9%
CBS Corp., Class B Non Voting	1,004,900	40,577,862
Comcast Corp., Class A	5,765,421	254,543,337
Total		295,121,199
Wireless Telecommunication Services 0.5%
T-Mobile U.S.A., Inc.(a)	672,755	52,844,905
Total Communication Services		1,428,995,338
Consumer Discretionary 8.2%
Hotels, Restaurants & Leisure 0.9%
Aramark	1,674,366	73,069,332
McDonald’s Corp.	104,783	20,378,198
Total		93,447,530
Household Durables 0.8%
D.R. Horton, Inc.	763,375	42,252,806
Mohawk Industries, Inc.(a)	285,030	39,724,631
Total		81,977,437
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.(a)	166,040	299,004,832
eBay, Inc.	3,583,200	127,275,264
Total		426,280,096
Specialty Retail 1.9%
Lowe’s Companies, Inc.	1,601,599	187,883,579
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings Ltd.(a)	822,330	30,541,336
Total Consumer Discretionary		820,129,978
Consumer Staples 4.9%
Food & Staples Retailing 0.4%
Sysco Corp.	503,406	40,549,353
Food Products 1.9%
ConAgra Foods, Inc.	3,331,376	96,176,825
Mondelez International, Inc., Class A	1,879,885	98,769,158
Total		194,945,983
Household Products 0.5%
Colgate-Palmolive Co.	702,255	47,626,934
Tobacco 2.1%
Philip Morris International, Inc.	2,521,930	209,143,655
Total Consumer Staples		492,265,925
Energy 5.3%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	1,617,265	58,544,993
Oil, Gas & Consumable Fuels 4.7%
Canadian Natural Resources Ltd.	2,780,034	77,757,551
Chevron Corp.	1,910,868	223,819,969
EOG Resources, Inc.	1,514,508	107,378,617
Marathon Petroleum Corp.	660,245	40,037,257
Valero Energy Corp.	317,693	30,336,504
Total		479,329,898
Total Energy		537,874,891
Financials 15.0%
Banks 6.9%
Citigroup, Inc.	3,872,336	290,889,880
JPMorgan Chase & Co.	2,454,333	323,382,916
Wells Fargo & Co.	1,455,675	79,276,061
Total		693,548,857
Columbia Contrarian Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.2%
BlackRock, Inc.	299,082	148,018,673
Morgan Stanley	3,541,980	175,257,170
Total		323,275,843
Diversified Financial Services 4.1%
Berkshire Hathaway, Inc., Class B(a)	1,848,426	407,208,248
Insurance 0.8%
Aon PLC	401,986	81,848,369
Total Financials		1,505,881,317
Health Care 12.4%
Biotechnology 0.7%
Alexion Pharmaceuticals, Inc.(a)	592,065	67,459,886
Health Care Equipment & Supplies 5.9%
Abbott Laboratories	954,234	81,539,295
Becton Dickinson and Co.	472,710	122,195,535
Dentsply Sirona, Inc.	1,775,230	100,371,504
Medtronic PLC	2,643,952	294,509,814
Total		598,616,148
Health Care Providers & Services 1.9%
Anthem, Inc.	299,159	86,355,237
Cigna Corp.	547,570	109,470,194
Total		195,825,431
Pharmaceuticals 3.9%
Allergan PLC	463,975	85,807,537
Johnson & Johnson	1,410,861	193,979,279
Pfizer, Inc.	2,795,714	107,690,903
Total		387,477,719
Total Health Care		1,249,379,184
Industrials 7.2%
Aerospace & Defense 2.5%
L3 Harris Technologies, Inc.	240,595	48,381,248
Northrop Grumman Corp.	452,410	159,144,266
Spirit AeroSystems Holdings, Inc., Class A	493,337	42,915,386
Total		250,440,900
Electrical Equipment 1.3%
Emerson Electric Co.	1,853,010	136,863,318
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.4%
3M Co.	172,773	29,331,672
Honeywell International, Inc.	1,176,804	210,118,354
Total		239,450,026
Machinery 1.0%
Caterpillar, Inc.	690,120	99,881,068
Total Industrials		726,635,312
Information Technology 26.9%
Communications Equipment 0.7%
Cisco Systems, Inc.	1,509,235	68,383,438
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	3,152,705	91,554,553
IT Services 7.0%
DXC Technology Co.	974,223	36,367,745
Fidelity National Information Services, Inc.	1,418,625	195,983,044
Fiserv, Inc.(a)	1,200,654	139,564,021
International Business Machines Corp.	745,900	100,286,255
MasterCard, Inc., Class A	814,484	238,016,659
Total		710,217,724
Semiconductors & Semiconductor Equipment 4.8%
Broadcom, Inc.	183,370	57,983,428
Intel Corp.	1,121,780	65,119,329
Lam Research Corp.	448,865	119,770,648
Marvell Technology Group Ltd.	1,730,665	45,637,636
NVIDIA Corp.	417,330	90,452,104
NXP Semiconductors NV	904,610	104,554,824
Total		483,517,969
Software 8.8%
Adobe, Inc.(a)	395,140	122,307,684
Autodesk, Inc.(a)	260,175	47,065,657
CDK Global, Inc.	874,675	46,838,846
Microsoft Corp.	3,984,507	603,174,670
Palo Alto Networks, Inc.(a)	307,285	69,821,298
Total		889,208,155
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	1,758,046	469,837,793
Total Information Technology		2,712,719,632

2	Columbia Contrarian Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	180,280	42,605,572
Corteva, Inc.	2,288,898	59,557,126
DuPont de Nemours, Inc.	754,628	48,907,441
Sherwin-Williams Co. (The)	109,819	64,038,754
Total		215,108,893
Metals & Mining 0.8%
Newmont Goldcorp Corp.	2,019,365	77,543,616
Total Materials		292,652,509
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
American Tower Corp.	509,557	109,060,485
Total Real Estate		109,060,485
Utilities 0.8%
Electric Utilities 0.8%
American Electric Power Co., Inc.	885,790	80,916,917
Total Utilities		80,916,917
Total Common Stocks (Cost $6,360,822,126)		9,956,511,488

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	101,455,374	101,455,374
Total Money Market Funds (Cost $101,445,228)		101,455,374
Total Investments in Securities (Cost: $6,462,267,354)		10,057,966,862
Other Assets & Liabilities, Net		11,503,686
Net Assets		10,069,470,548

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	164,033,216	487,714,532	(550,292,374)	101,455,374	5,355	10,146	679,288	101,455,374
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Contrarian Core Fund | Quarterly Report 2019	3